UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2013

Date of reporting period: 09/30/2012

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Catalyst Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares			Value

	COMMON STOCK - 88.6%
	AEROSPACE/DEFENSE - 2.1%
65,000	AAR Corp.		$ 1,067,300

	CHEMICALS - 3.3%
110,000	Kronos Worldwide Inc. †		1,643,400

	COMPUTERS - 0.2%
14,925	NetSol Technologies Inc. *		95,371

	CONSTRUCTION & ENGINEERING - 0.6%
48,501	KHD Humboldt Wedag Intl *		310,875

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
114,443	Nicholas Financial Inc. †		1,477,459

	ELECTRONICS - 0.0%
3,072	Ballantyne Strong Inc. *		12,780

	ENTERTAINMENT - 2.6%
227,471	EDCI Holdings Inc.		1,080,487
35,142	Reading International Inc. *		207,338
			1,287,825
	HOUSEHOLD PRODUCTS/WARES - 0.7%
55,000	ACCO Brands Corp. *		356,950

	INSURANCE - 2.3%
9,785	Investors Title Co.		638,373
1,044,477	WMI Holdings Corp. *		532,683
			1,171,056
	INTERNET - 8.3%
704,758	Gravity Co. Ltd. - ADR *		930,281
457,500	Perion Network Ltd. *		3,211,650
			4,141,931
	INVESTMENT COMPANIES - 0.6%
26,100	Prospect Capital Corp. †		300,672

	MEDIA - 2.7%
635,685	Emmis Communications Corp. *		1,277,727
9,800	Salem Communications Corp. - Cl. A		51,352
			1,329,079
	METAL FABRICATE/HARDWARE - 1.6%
46,500	Olympic Steel Inc.		784,920

Catalyst Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2012
Shares			Value
	MINING - 4.4%
361,500	Energold Drilling Corp. *		$ 1,424,310
270,000	Thompson Creek Metals Co. Inc. *		769,500
			2,193,810
	MISCELLANEOUS MANUFACTURING - 2.2%
94,612	NL Industries Inc.		1,087,092

	OFFICE/BUSINESS EQUIPMENT - 1.7%
60,000	Pitney Bowes Inc. †		829,200

	OIL & GAS - 5.5%
5,000	LRR Energy LP		94,400
55,000	Swift Energy Co. *		1,148,400
80,000	W&T Offshore Inc.		1,502,400
			2,745,200
	OIL & GAS SERVICES - 3.5%
155,000	Basic Energy Services Inc. * †		1,739,100
5,000	Forbes Energy Services Ltd. *		17,500
			1,756,600
	REITS - 18.4%
70,000	American Capital Agency Corp.		2,421,300
130,000	Invesco Mortgage Capital Inc.		2,616,900
355,000	Two Harbors Investment Corp.		4,171,250
			9,209,450
	RETAIL - 0.1%
5,000	Body Central Corp. *		52,250

	SAVINGS & LOANS - 8.4%
162,069	BofI Holding Inc. *		4,221,897

	SOFTWARE - 0.1%
10,000	Innodata Inc. *		40,500

	TELECOMMUNICATIONS - 1.8%
51,150	Hawaiian Telcom Holdco Inc. *		906,890

	TEXTILES - 1.1%
76,045	Hallwood Group Inc./The *		562,733

	TRANSPORTATION - 13.4%
206,900	Box Ships Inc.		1,231,055
1,532,586	Global Ship Lease Inc. *		5,226,118
160,000	Radiant Logistics Inc. *		267,200
			6,724,373

	TOTAL COMMON STOCK ( Cost - $46,694,755)		44,309,613

Catalyst Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2012
Shares			Value
	WARRANTS - 9.2%	Expiration Date - Exercise Price
	AUTO COMPONENTS - 2.3%
337,642	Visteon Corp. * #	10/05/2015 - $58.80	1,181,747

	CHEMICALS - 6.9%
22,848	Tronox Ltd. *	02/14/2018 - $62.13	$ 1,895,236
18,063	Tronox Ltd. *	02/14/2018 - $68.56	1,542,219
			3,437,455

	TOTAL WARRANTS ( Cost - $10,113,171)		4,619,202

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
318,758	Fidelity Institutional Money Market Portfolio, Class I, 0.20%**		318,758
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $318,758)

	TOTAL INVESTMENTS - 98.4% ( Cost - $57,126,684) (a)		$ 49,247,573
	OTHER ASSETS LESS LIABILITIES - 1.6%		800,678
	NET ASSETS - 100.0%		$ 50,048,251

* Non-income producing security.
** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at September 30, 2012. Total loaned securities had a market value of $4,560,205 at September 30, 2012.
# The value of this security has been determined in good faith under the policies of the Board of Trustees.
ADR American Depositary Receipt
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $57,131,722 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 9,468,175
	Unrealized depreciation		(17,352,324)
	Net unrealized depreciation		$ (7,884,149)

As of September 30, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
BRITAIN			10.4%
CANADA			2.9%
GERMANY			0.6%
GREECE			2.5%
ISRAEL			6.4%
SOUTH KOREA			1.9%
UNITED STATES			73.1%
	Total Equity Holdings		97.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst/SMH High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares				Value

	COMMON STOCK - 0.0%
	LODGING - 0.0%
460	Trump Entertainment Resorts Inc. *#			$ -
	TOTAL COMMON STOCK ( Cost - $613,544)

Par Value		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 5.8%
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
$ 8,669,000	Energy Conversion Devices Inc. **	3.000	6/15/2013	3,640,980

	INVESTMENT COMPANIES - 3.1%
4,077,000	Prospect Capital Corp.	5.500	8/15/2016	4,178,925

	TOTAL CONVERTIBLE BONDS ( Cost - $11,199,083)			7,819,905

	BONDS & NOTES - 82.3%
	BANKS - 4.9%
5,749,000	Ally Financial Inc.	8.000	11/1/2031	6,620,922

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
5,542,000	Icahn Enterprises LP	8.000	1/15/2018	5,943,795

	ENTERTAINMENT - 4.4%
5,659,000	American Casino & Entertainment Properties LLC	11.000	6/15/2014	5,885,360

	HOLDING COMPANIES-DIVERSIFIED - 4.7%
5,888,000	Harbinger Group Inc.	10.625	11/15/2015	6,307,520

	LODGING - 7.7%
5,699,000	Caesars Entertainment Operating Co. Inc.	11.250	6/1/2017	6,126,425
4,259,000	Marina District Finance Co. Inc.	9.875	8/15/2018	4,274,971
				10,401,396
	MISCELLANEOUS MANUFACTURING - 1.4%
1,841,000	American Railcar Industries Inc.	7.500	3/1/2014	1,864,012

	OIL & GAS - 15.1%
12,863,000	ATP Oil & Gas Corp **	11.875	5/1/2015	2,443,970
3,410,000	BreitBurn Energy Partners LP	8.625	10/15/2020	3,725,425
5,937,000	Comstock Resources Inc.	8.375	10/15/2017	6,174,480
3,711,000	McMoRan Exploration Co.	11.875	11/15/2014	3,905,828
3,743,000	United Refining Co.	10.500	2/28/2018	4,107,943
				20,357,646
	RETAIL - 4.3%
9,555,000	RadioShack Corp.	6.750	5/15/2019	5,721,056

	STORAGE/WAREHOUSING - 4.8%
6,257,000	Niska Gas Storage US LLC	8.875	3/15/2018	6,460,353
Catalyst/SMH High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Par Value		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS - 21.7%
$ 6,346,000	Cricket Communications Inc.	7.750	10/15/2020	$ 6,187,350
3,649,000	ITC Deltacom Inc.	10.500	4/1/2016	3,904,430
5,230,000	Level 3 Financing Inc.	10.000	2/1/2018	5,818,375
7,803,000	NII Capital Corp.	7.625	4/1/2021	6,203,385
6,804,000	Sprint Capital Corp.	8.750	3/15/2032	7,042,140
				29,155,680
	TRANSPORTATION - 8.9%
6,037,000	Navios Maritime Holdings Inc.	8.875	11/1/2017	6,195,471
5,540,000	PHI Inc.	8.625	10/15/2018	5,803,150
				11,998,621

	TOTAL BONDS & NOTES ( Cost - $116,736,962)			110,716,361

Shares	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUND - 11.9%
16,020,759	Fidelity Institutional Money Market Funds Portfolio, Class I, 0.20% ***			16,020,759
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $16,020,759)

	TOTAL INVESTMENTS - 100.0% ( Cost - $144,570,348) (a)			$ 134,557,025
	OTHER ASSETS LESS LIABILITIES - 0.0%			48,827
	NET ASSETS - 100.0%			$ 134,605,852

* The security is illiquid; the security represents 0.00% of net assets.
** Represents issuer in default on interest payments; non-income producing security.
*** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $144,569,124 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 4,662,086
			Unrealized depreciation	(14,674,185)
			Net unrealized depreciation	$ (10,012,099)

As of September 30, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
MARSHALL ISLANDS				4.6%
UNITED STATES				83.5%
	Total Debt and Equity Holdings			88.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst/SMH Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares				Value

	COMMON STOCK - 44.2%
	BANKS - 1.2%
87,100	Banco Santander SA - ADR			$ 649,766

	COMPUTERS - 3.9%
27,100	Hewlett-Packard Co.			462,326
39,700	SanDisk Corp. (a)			1,724,171
				2,186,497
	INTERNET - 3.0%
106,200	Yahoo! Inc. (a)			1,696,545

	INVESTMENT COMPANIES - 15.5%
123,463	Apollo Investment Corp.			971,654
86,100	Ares Capital Corp.			1,475,754
108,000	Fifth Street Finance Corp.			1,185,840
116,675	PennantPark Investment Corp.			1,237,922
211,900	Prospect Capital Corp.			2,441,088
64,700	Solar Capital Ltd.			1,482,924
				8,795,182
	LODGING - 0.0%
121	Trump Entertainment Resorts Inc. *#†			-

	OIL&GAS - 1.2%
35,000	Chesapeake Energy Corp.			660,450

	PRIVATE EQUITY - 8.7%
186,900	American Capital Ltd.			2,119,446
104,860	Blackstone Group LP			1,497,401
295,004	Fortress Investment Group LLC - Cl. A			1,303,918
				4,920,765
	REITS - 5.1%
705,100	Chimera Investment Corp.			1,910,821
68,300	CommonWealth REIT			994,448
				2,905,269
	SEMICONDUCTORS - 2.3%
141,500	Marvell Technology Group Ltd.			1,294,725

	TELECOMMUNICATIONS - 3.3%
29,325	Cellcom Israel Ltd.			253,661
68,400	Corning Inc.			899,460
55,102	Telefonica SA - ADR			731,754
				1,884,875

	TOTAL COMMON STOCK ( Cost - $31,449,026)			24,994,074

Catalyst/SMH Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Par Value		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 4.2%
	ELECTRICAL COMPONENTS&EQUIPMENT - 4.1%
$ 5,543,000	Energy Conversion Devices Inc. **	3.000	6/15/2013	$ 2,328,060

	INVESTMENT COMPANIES - 0.1%
59,000	Prospect Capital Corp.	5.500	8/15/2016	60,475

	TOTAL CONVERTIBLE BONDS ( Cost - $4,660,070)			2,388,535

	BONDS & NOTES - 44.1%
	HOLDING COMPANIES-DIVERSIFIED - 5.9%
3,135,000	Harbinger Group Inc.	10.625	11/15/2015	3,358,369

	LODGING - 7.8%
2,477,000	Caesars Entertainment Operating Co. Inc.	11.250	6/1/2017	2,662,775
1,714,000	Marina District Finance Co. Inc.	9.875	8/15/2018	1,720,427
				4,383,202
	OIL&GAS - 2.1%
6,019,000	ATP Oil & Gas Corp. **	11.875	5/1/2015	1,143,610
16,000	McMoRan Exploration Co.	11.875	11/15/2014	16,840
				1,160,450
	RETAIL - 4.3%
4,069,000	RadioShack Corp.	6.750	5/15/2019	2,436,314

	STORAGE/WAREHOUSING - 2.5%
1,389,000	Niska Gas Storage US LLC	8.875	3/15/2018	1,434,142

	TELECOMMUNICATIONS - 18.0%
3,086,000	Cricket Communications Inc.	7.750	10/15/2020	3,008,850
552,000	ITC Deltacom Inc.	10.500	4/1/2016	590,640
280,000	Level 3 Financing Inc.	10.000	2/1/2018	311,500
3,307,000	NII Capital Corp.	7.625	4/1/2021	2,629,065
3,514,000	Sprint Capital Corp.	8.750	3/15/2032	3,636,990
				10,177,045
	TRANSPORTATION - 3.5%
1,955,000	Navios Maritime Holdings Inc.	8.875	11/1/2017	2,006,319

	TOTAL BONDS & NOTES ( Cost - $28,391,498)			24,955,841

Shares	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUND - 5.8%
3,264,941	Fidelity Institutional Money Market Portfolio, Class I, 0.200% ***			3,264,941
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $3,264,941)

	TOTAL INVESTMENTS - 98.3% ( Cost - $67,765,535) (c)			$ 55,603,391
	OTHER ASSETS LESS LIABILITIES - 1.7%			978,467
	NET ASSETS - 100.0%			$ 56,581,858
Catalyst/SMH Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Contracts (b)	CALL OPTIONS WRITTEN * - (0.1%)	Expiration Date	Exercise Price
(397)	Sandisk Corporation	10/20/12	$ 46.00	$ (47,640)
(1,062)	Yahoo Incorporated	10/20/12	18.00	(3,186)
	TOTAL CALL OPTION WRITTEN (Proceeds - $64,093)			$ 50,826

* Non-income producing security.
** Represents issuer in default on interest payments; non-income producing security.
*** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
† The security is illiquid; the security represents 0.00% of net assets.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $67,664,470 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,205,874
			Unrealized depreciation	(14,266,953)
			Net unrealized depreciation	$ (12,061,079)

As of September 30, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
BERMUDA				2.3%
ISRAEL				0.4%
MARSHALL ISLANDS				3.6%
SPAIN				2.4%
UNITED STATES				83.8%
	Total Debt and Equity Holdings			92.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst/Groesbeck Growth of Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares			Value

	COMMON STOCK - 98.3%
	AEROSPACE/DEFENSE - 8.6%
6,045	General Dynamics Corp.		$ 399,695
5,575	L-3 Communications Holdings Inc.		399,783
5,295	United Technologies Corp.		414,546
			1,214,024
	APPAREL - 6.3%
6,990	Coach Inc.		391,580
3,100	VF Corp.		494,016
			885,596
	CHEMICALS - 5.9%
6,000	Ecolab Inc.		388,860
4,285	Praxair Inc.		445,126
			833,986
	COMPUTERS - 7.9%
800	Apple Inc.		533,808
2,830	International Business Machines Corp.		587,084
			1,120,892
	COSMETICS/PERSONAL CARE - 2.9%
3,760	Colgate-Palmolive Co.		403,147

	DIVERSIFIED FINANCIAL SERVICES - 6.0%
2,350	BlackRock Inc. - Cl. A		419,005
6,750	T Rowe Price Group Inc.		427,275
			846,280
	FOOD - 3.0%
6,800	McCormick & Co. Inc./MD		421,872

	HEALTHCARE SERVICES - 2.9%
7,430	UnitedHealth Group Inc.		411,696

	HOUSEHOLD PRODUCTS/WARES - 2.8%
7,415	Tupperware Brands Corp.		397,370

	MEDIA - 3.5%
11,025	Time Warner Inc.		499,763

	MISCELLANEOUS MANUFACTURING - 6.4%
7,525	Dover Corp.		447,662
7,760	Illinois Tool Works Inc.		461,487
			909,149
	OIL & GAS - 3.2%
3,890	Chevron Corp.		453,418

	PACKAGING & CONTAINERS - 3.8%
7,480	Rock-Tenn Co.		539,906
Catalyst/Groesbeck Growth of Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value

	PHARMACEUTICALS - 7.1%
8,450	Abbott Laboratories		$ 579,332
10,180	Teva Pharmaceutical Industries Ltd. - ADR		421,554
			1,000,886
	PIPELINES - 4.0%
7,419	Kinder Morgan Management LLC *		566,812

	REITS - 3.0%
6,700	Ventas Inc.		417,075

	RETAIL - 9.7%
10,350	Buckle Inc./The		470,201
4,610	McDonald's Corp.		422,968
6,350	Wal-Mart Stores Inc.		468,630
			1,361,799
	SEMICONDUCTORS - 5.7%
15,260	Intel Corp.		346,097
7,250	QUALCOMM Inc.		453,053
			799,150
	SOFTWARE - 2.8%
13,190	Microsoft Corp.		392,798

	TRANSPORTATION - 2.8%
18,975	CSX Corp.		393,731

	TOTAL COMMON STOCK ( Cost - $12,187,788)		13,869,350

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
265,723	Fidelity Institutional Money Market Portfolio, Class I, 0.20% **		265,723
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $265,723)

	TOTAL INVESTMENTS - 100.2% ( Cost - $12,453,511) (a)		$ 14,135,073
	OTHER LIABILITIES LESS ASSETS - (0.2%)		(23,836)
	NET ASSETS - 100.0%		$ 14,111,237

* Non-income producing security
** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
ADR American Depositary Receipt.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $12,453,511 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,880,933
		Unrealized depreciation	(199,371)
		Net unrealized appreciation	$ 1,681,562

Catalyst/Groesbeck Growth of Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

As of September 30, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
ISRAEL			3.0%
UNITED STATES			95.3%
	Total Equity Holdings		98.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst Strategic Insider Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares				Value

	COMMON STOCK - 120.1%
	AEROSPACE/DEFENSE - 6.3%
3,019	Kaman Corp. (a)			$ 108,261
1,766	Teledyne Technologies Inc. * (a)			111,947
				220,208
	AUTO MANUFACTURERS - 5.1%
6,600	Oshkosh Corp. * (a)			181,038

	AUTO PARTS&EQUIPMENT - 3.8%
2,414	Allison Transmission Holdings Inc. (a)			48,570
7,042	Dana Holding Corp. (a)			86,617
				135,187
	CHEMICALS - 10.7%
6,479	Chemtura Corp. * (a)			111,568
5,556	Kronos Worldwide Inc. †			83,007
4,241	Tronox Ltd.			96,059
6,977	Valhi Inc. (a)			85,119
				375,753
	COAL - 1.4%
814	Alliance Resource Partners LP (a)			48,799

	COMMERCIAL SERVICES - 3.2%
4,503	Valassis Communications Inc. * †			111,179

	COMPUTERS - 1.6%
9,764	Brocade Communications Systems Inc. *			57,754

	DISTRIBUTION/WHOLESALE - 3.5%
3,606	Beacon Roofing Supply Inc. * (a)			102,771
225	Fossil Inc. *			19,057
				121,828
	ELECTRIC - 1.3%
2,045	MDU Resources Group Inc. (a)			45,072

	ELECTRONICS - 1.2%
2,137	FLIR Systems Inc.			42,687

	ENGINEERING&CONSTRUCTION - 4.0%
11,506	McDermott International Inc. * (a)			140,603

	FOOD - 3.7%
6,573	Smithfield Foods Inc. * (a)			129,159

	HEALTHCARE-PRODUCTS - 3.8%
5,569	Masimo Corp. * (a)			134,658

Catalyst Strategic Insider Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	HOME FURNISHINGS - 4.6%
5,419	Tempur-Pedic International Inc. * (a)			$ 161,974

	HOUSEHOLD PRODUCTS/WARES - 3.1%
2,742	Spectrum Brands Holdings Inc. (a)			109,707

	INSURANCE - 1.2%
4,583	Old Republic International Corp. (a)			42,622

	INTERNET - 5.7%
1,586	Netflix Inc. * (a)			86,342
6,427	Symantec Corp. *			115,686
				202,028
	MACHINERY-DIVERSIFIED - 3.0%
2,227	AGCO Corp. * (a)			105,738

	MEDIA - 8.5%
10,700	Gannett Co. Inc. (a)			189,925
9,685	Sinclair Broadcast Group Inc. (a)			108,569
				298,494
	METAL FABRICATE/HARDWARE - 3.0%
2,847	Timken Co. (a)			105,795

	OFFICE/BUSINESS EQUIP - 3.3%
8,400	Pitney Bowes Inc. †			116,088

	OIL&GAS - 20.1%
2,108	Calumet Specialty Products Partners LP (a)			67,456
2,226	Contango Oil & Gas Co. * (a)			109,386
3,680	CVR Energy Inc. * (a)			135,240
1,565	Diamond Offshore Drilling Inc. (a)			102,993
2,175	Hess Corp. (a)			116,841
2,015	Stone Energy Corp. * (a)			50,617
6,634	W&T Offshore Inc. (a)			124,586
				707,119
	PACKAGING&CONTAINERS - 2.6%
5,898	Sealed Air Corp. (a)			91,183

	PHARMACEUTICALS - 3.9%
4,337	Endo Health Solutions Inc. * (a)			137,570

	RETAIL - 8.2%
6,845	GameStop Corp. - Cl. A †			143,745
2,858	Lumber Liquidators Holdings Inc. * †			144,843
				288,588

Catalyst Strategic Insider Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	TELECOMMUNICATIONS - 3.3%
8,483	NII Holdings Inc. * (a)			$ 66,592
4,903	Windstream Corp. †			49,569
				116,161

	TOTAL COMMON STOCK ( Cost - $3,992,755)			4,226,992

	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET FUND - 5.2%
183,888	Fidelity Institutional Money Market Portfolio, Class I, 0.20% **			183,888
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $183,888)

	TOTAL INVESTMENTS - 125.3% ( Cost - $4,176,643) (c)			$ 4,410,880
	OTHER LIABILITIES LESS ASSETS - (25.3%)			(889,651)
	NET ASSETS - 100.0%			$ 3,521,229

	SECURITIES SOLD SHORT - (13.9%)
	AUTO MANUFACTURERS - (3.7%)
4,450	Tesla Motors Inc. *			130,296

	COMMERCIAL SERVICES - (0.5%)
223	CoStar Group Inc. *			18,183

	FOOD - (0.6%)
344	United Natural Foods Inc. *			20,107

	HEALTHCARE-PRODUCTS - (0.6%)
526	Align Technology Inc. *			19,446

	HEALTHCARE-SERVICES - (0.6%)
171	Air Methods Corp. *			20,412

	INTERNET - (3.0%)
3,000	Facebook Inc. - Cl. A *			64,950
447	Liquidity Services Inc. *			22,444
659	TIBCO Software Inc. *			19,922
				107,316
	PHARMEACEUTICALS - (0.5%)
467	BioMarin Pharmaceutical Inc. *			18,806

	REITS - (0.5%)
127	AvalonBay Communities Inc.			17,271

Catalyst Strategic Insider Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	RETAIL - (0.5%)
1,369	Barnes & Noble Inc.			$ 17,496

	SEMICONDUCTERS - (0.5%)
530	Power Integrations Inc.			16,128

	SOFTWARE - (1.8%)
798	Aspen Technology Inc.			20,620
235	Cerner Corp.			18,191
824	Cornerstone OnDemand Inc.			25,264
				64,075
	TRANSPORTATION - (1.1%)
512	Kansas City Southern			38,799
	TOTAL SECURITIES SOLD SHORT (Proceeds $501,233)			488,335

Contracts(b)	CALL OPTIONS WRITTEN * - (6.0%)	Expiration Date	Exercise Price
135	iShares Russell 2000 Index Fund	12/22/2012	$ 80.00	74,655
301	iShares Russell 2000 Index Fund	12/22/2012	81.00	138,159
	TOTAL CALL OPTIONS WRITTEN (Premiums $172,463)			212,814

* Non-income producing security.
** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at September 30, 2012. Total loaned securities had a market value of $636,371 at September 30, 2012.
(a) All or a portion of this security is segregated as collateral for call options written and securities sold short.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and call options written, is $3,365,271 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 601,142
			Unrealized depreciation	(256,682)
			Net unrealized appreciation	$ 344,460

As of September 30, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Sold Short Percentage	Sold Long Percentage
UNITED STATES			-13.9%	120.1%
	Total Equity Holdings		-13.9%	120.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares			Value

	COMMON STOCK - 99.9%
	AIRLINES - 3.3%
1,825	Delta Air Lines Inc. *		$ 16,717

	AUTO MANUFACTURERS - 4.0%
871	General Motors Co. *		19,815

	AUTO PARTS & EQUIPMENT - 3.0%
485	Delphi Automotive PLC *		15,035

	BANKS - 6.7%
305	Capital One Financial Corp.		17,388
400	JPMorgan Chase & Co.		16,192
			33,580
	BEVERAGES - 3.0%
263	Beam Inc.		15,133

	CHEMICALS - 6.6%
162	Agrium Inc.		16,760
71	CF Industries Holdings Inc.		15,779
			32,539
	COMPUTERS - 11.9%
34	Apple Inc.		22,687
876	Dell Inc.		8,637
495	Hewlett-Packard Co.		8,445
638	Seagate Technology PLC		19,778
			59,547
	HEALTHCARE-SERVICES - 16.8%
423	Aetna Inc.		16,751
300	Cigna Corp.		14,151
607	HCA Holdings Inc.		20,183
238	Humana Inc.		16,696
283	WellPoint Inc.		16,417
			84,198
	INTERNET - 3.2%
883	Symantec Corp. *		15,894

	IRON/STEEL - 2.0%
260	Cliffs Natural Resources Inc.		10,174

	MEDIA - 7.4%
590	DISH Network Corp.		18,060
182	Liberty Media Corp. *		18,959
			37,019
	OFFICE/BUSINESS EQUIPMENT - 2.2%
1,500	Xerox Corp.		11,010
Catalyst Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value

	OIL & GAS - 13.9%
385	BP PLC - ADR		$ 16,309
200	ConocoPhillips		11,436
247	Diamond Offshore Drilling Inc.		16,255
385	Hess Corp.		20,682
100	Phillips 66		4,637
			69,319
	PHARMACEUTICALS - 6.4%
330	Eli Lilly & Co.		15,645
463	Forest Laboratories Inc. *		16,487
			32,132
	REITS - 3.3%
476	American Capital Agency Corp.		16,465

	SOFTWARE - 3.2%
543	Microsoft Corp.		16,170

	TELECOMMUNICATIONS - 3.0%
1,124	Corning Inc.		14,781

	TOTAL COMMON STOCK ( Cost - $480,220)		499,528

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
12,649	Fidelity Institutional Money Market Portfolio, Class I, 0.20% **		12,649
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $12,649)

	TOTAL INVESTMENTS - 102.4% ( Cost - $492,869) (a)		$ 512,177
	OTHER LIABILITIES LESS ASSETS - (2.4%)		(11,955)
	NET ASSETS - 100.0%		$ 500,224

* Non-income producing security.
** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $492,869 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 40,582
		Unrealized depreciation	(21,274)
		Net unrealized depreciation	$ 19,308

As of September 30, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
BRITAIN			6.3%
CANADA			3.4%
IRELAND			3.9%
UNITED STATES			86.3%
	Total Equity Holdings		99.9%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst/MAP Global Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares				Value

	COMMON STOCK - 90.9%
	AGRICULTURE - 3.0%
148,500	Afgri Ltd.			$ 93,254
13,500	GrainCorp Ltd.			125,774
				219,028
	AUTO MANUFACTURERS - 1.9%
14,000	Ford Motor Co. (a)			138,040

	BANKS - 0.7%
17	Banque Nationale de Belgique			52,456

	BEVERAGES - 13.1%
4,565	Corby Distilleries Ltd.			74,003
4,000	Distell Group Ltd.			45,074
32,035	Fraser and Neave Ltd.			231,899
3,055	Heineken Holding NV			148,544
3,600	Molson Coors Brewing Co. (a)			162,180
219,600	Oldtown Bhd			137,833
444,500	Thai Beverage PCL			146,753
				946,286
	COMMERCIAL SERVICES - 2.7%
201,000	Bangkok Expressway PCL			192,391

	COMPUTERS - 1.6%
19,500	Brocade Communications Systems Inc. * (a)			115,343

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
11,731	JSE Ltd.			97,797

	ELECTRIC - 1.6%
5,300	GDF Suez			118,641

	ENGINEERING & CONSTRUCTION - 1.2%
40,240	SATS Ltd.			87,913

	FOOD - 8.5%
6,500	Campbell Soup Co.			226,330
40,400	Grupo Herdez SAB de CV			104,073
1,500	Nestle SA - ADR			94,815
62,130	Retail Food Group Ltd.			191,224
				616,442
	HOLDING COMPANIES-DIVERSIFICATION - 1.9%
11,000	AVI Ltd.			79,538
400	Groupe Bruxelles Lambert SA			29,718
5,100	Haw Par Corp. Ltd.			27,689
				136,945
Catalyst/MAP Global Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	HOUSEHOLD PRODUCTS/WARES - 2.2%
14,000	Reckitt Benckiser Group PLC - ADR			$ 160,440

	INTERNET - 5.0%
2,500	eBay Inc. * (a)			121,025
111,500	TeleCommunication Systems Inc. - Cl. A *			240,840
				361,865
	LODGING - 0.5%
850	Societe des Bains de Mer et du Cercle des Etrangers a Monaco			34,632

	MEDIA - 1.1%
80,000	MCOT PCL			77,223

	MINING - 3.3%
3,200	Newmont Mining Corp. (a)			179,232
1,683	NovaCopper Inc. *			3,618
10,100	Novagold Resources Inc. * (a)			56,560
				239,410
	OIL & GAS - 8.8%
1,900	BP PLC - ADR (a)			80,484
6,200	Canadian Oil Sands Ltd.			132,494
2,000	Royal Dutch Shell PLC - ADR			138,820
3,500	Statoil ASA - ADR (a)			90,265
3,800	Total SA - ADR (a)			190,380
				632,443
	PHARMACEUTICALS - 7.0%
1,100	Abbott Laboratories			75,416
3,000	Johnson & Johnson			206,730
3,600	Novartis AG - ADR (a)			220,536
				502,682
	REITS - 1.9%
291,700	Al-Aqar Healthcare Real Estate Investment Trust			138,269

	RETAIL - 7.7%
41,015	Albemarle & Bond Holdings			160,269
1,500	Wal-Mart Stores Inc. (a)			110,700
38,000	Wendy's Co. (a)			172,900
142,100	Zhulian Corp. Bhd			111,487
				555,356
	SOFTWARE - 3.4%
3,400	Microsoft Corp. (a)			101,252
18,500	Seachange International Inc. *			145,225
				246,477

Catalyst/MAP Global Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	TELECOMMUNICATIONS - 7.7%
8,500	Cisco Systems, Inc. (a)			$ 162,265
24,000	Tellabs Inc. (a)			84,960
6,880	Vivendi SA			134,316
6,050	Vodafone Group PLC - ADR (a)			172,425
				553,966
	WATER - 4.7%
12,400	Suez Environnement Co.			140,686
789,500	Thai Tap Water Supply PCL			194,685
				335,371

	TOTAL COMMON STOCK ( Cost - $6,060,369)			6,559,416

	EXCHANGE TRADED FUNDS - 2.4%
	COMMODITY FUND - 2.4%
7,500	iShares Gold Trust *(a)			129,525
1,300	iShares Silver Trust *(a)			43,524
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $170,696)			173,049

	SHORT-TERM INVESTMENTS - 8.6%
	MONEY MARKET FUND - 8.6%
623,195	Fidelity Institutional Money Market Portfolio, Class I, 0.20% **			623,195
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $623,195)

	TOTAL INVESTMENTS - 101.9% ( Cost - $6,854,260) (c)			$ 7,355,660
	OTHER LIABILITIES LESS ASSETS - (1.9%)			(135,775)
	NET ASSETS - 100.0%			$ 7,219,885

Contracts (b)	CALL OPTIONS WRITTEN * - (1.1%)	Expiration date	Exercise price	Value
10	BP Plc - ADR	1/19/2013	$ 47.00	$ 450
30	Brocade Comms. Systems, Inc.	1/19/2013	4.00	6,060
20	Cisco Systems, Inc.	1/18/2014	22.00	2,320
20	Cisco Systems, Inc.	4/20/2013	18.00	4,100
7	Cisco Systems, Inc.	10/20/2012	20.00	63
10	EBAY, Inc.	1/18/2014	55.00	5,200
54	Ford Motor Company	1/18/2014	10.00	6,966
35	iShares Gold Trust	1/18/2014	18.00	5,075
6	iShares Silver Trust	1/19/2013	35.00	870
7	iShares Silver Trust	1/19/2013	40.00	329
18	Microsoft Corp.	1/19/2013	27.00	5,760
16	Microsoft Corp.	10/20/2012	32.00	144
25	Molson Coors Brewing Co	10/20/2012	45.00	1,875
10	Newmont Mining Corp.	1/18/2014	50.00	10,550

Catalyst/MAP Global Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Contracts (b)		Expiration Date	Exercise Price	Value
	CALL OPTIONS WRITTEN * - (1.1%) (Continued)
11	Newmont Mining Corp.	1/19/2013	$ 50.00	$ 8,085
10	Newmont Mining Corp.	1/19/2013	65.00	780
68	Novagold Resources Inc.	1/19/2013	10.00	680
8	Novartis Ag - ADR	1/19/2013	57.50	3,560
14	Novartis Ag - ADR	10/20/2012	55.00	8,750
15	Statoil ASA - ADR	10/20/2012	25.00	1,620
110	Tellabs Inc.	1/13/2013	4.00	1,100
8	Total SA - ADR	1/13/2013	57.50	216
10	Vodafone Group PLC - ADR	1/18/2014	30.00	1,340
15	Vodafone Group PLC - ADR	1/19/2013	30.00	750
3	Wal Mart Stores, Inc.	1/19/2013	60.00	4,208
85	Wendy's Co.	1/19/2013	5.00	850
	CALL OPTIONS WRITTEN TOTAL (Proceeds - $99,584)			$ 81,701

* Non-income producing security.
** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
ADR American Depositary Receipt
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $6,779,871 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 719,086
			Unrealized depreciation	(224,998)
			Net unrealized appreciation	$ 494,088

As of September 30, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
AUSTRALIA				4.4%
BELGIUM				1.1%
BRITAIN				7.9%
CANADA				3.7%
FRANCE				8.1%
MALAYSIA				5.4%
MEXICO				1.4%
MONACO				0.5%
NETHERLANDS				4.0%
NORWAY				1.2%
SINGAPORE				4.8%
SOUTH AFRICA				4.4%
SWITZERLAND				4.4%
THAILAND				8.5%
UNITED STATES				33.5%
	Total Equity Holdings			93.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst/MAP Global Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares				Value

	COMMON STOCK - 60.5%
	AGRICULTURE - 1.7%
110,648	Afgri Ltd.			$ 69,484
10,000	GrainCorp Ltd.			93,166
909	GrainCorp Ltd. (rights)			151
				162,801
	BEVERAGES - 8.2%
4,500	Corby Distilleries Ltd.			72,949
20,000	Fraser and Neave Ltd.			144,779
2,800	Heineken Holding NV			136,145
3,900	Molson Coors Brewing Co. (a)			175,695
205,000	Oldtown Bhd			128,670
305,000	Thai Beverage PCL			100,697
				758,935
	COMMERCIAL SERVICES - 1.5%
149,900	Bangkok Expressway PCL			143,480

	COMPUTERS - 1.0%
15,500	Brocade Communications Systems Inc. (a)			91,683

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
12,010	JSE Ltd.			100,123

	ELECTRIC - 1.8%
7,650	GDF Suez			171,246

	ENGINEERING & CONSTRUCTION - 0.8%
35,000	SATS Ltd.			76,466

	FOOD - 4.8%
4,000	Campbell Soup Co. (a)			139,280
26,000	Grupo Herdez SAB de CV			66,978
30,000	Retail Food Group Ltd.			92,334
6,000	Snyders-Lance Inc.			150,000
				448,592
	HOLDING COMPANIES-DIVERSIFIED - 1.1%
11,370	AVI Ltd.			82,214
3,300	Haw Par Corp. Ltd.			17,916
				100,130
	HOUSEHOLD PRODUCTS/WARES - 2.1%
17,000	Reckitt Benckiser Group PLC - ADR			194,820

	INTERNET - 2.8%
1,500	eBay Inc. (a)			72,615
86,000	TeleCommunication Systems Inc. - Cl. A			185,760
				258,375
Catalyst/MAP Global Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	MEDIA - 1.0%
97,000	MCOT PCL			$ 93,632

	MINING - 2.9%
3,500	Newmont Mining Corp. (a)			196,035
2,033	NovaCopper Inc.			4,371
12,200	Novagold Resources Inc. (a)			68,320
				268,726
	OIL & GAS - 6.1%
1,300	BP PLC - ADR			55,068
3,000	Canadian Oil Sands Ltd.			64,110
4,000	Marathon Oil Corp. (a)			118,280
1,700	Royal Dutch Shell PLC - ADR			117,997
4,500	Statoil ASA - ADR			116,055
2,000	Total SA - ADR (a)			100,200
				571,710
	PHARMACEUTICALS - 5.8%
1,300	Abbott Laboratories			89,128
3,000	Johnson & Johnson (a)			206,730
4,000	Novartis AG - ADR (a)			245,040
				540,898
	REITS - 0.5%
100,000	Al-Aqar Healthcare Real Estate Investment Trust			47,401

	RETAIL - 6.3%
1,200	Wal-Mart Stores Inc. (a)			88,561
61,900	Wendy's Co. (a)			281,645
275,500	Zhulian Corp. Bhd			216,149
				586,355
	SOFTWARE - 0.2%
2,100	Seachange International Inc.			16,485

	TELECOMMUNICATIONS - 7.6%
10,000	Cisco Systems, Inc. (a)			190,900
26,000	Tellabs Inc. (a)			92,040
7,000	Vivendi SA			136,658
10,000	Vodafone Group PLC - ADR (a)			285,000
				704,598
	WATER - 3.2%
12,485	Suez Environnement Co.			141,650
616,000	Thai Tap Water Supply PCL			151,901
				293,551

	TOTAL COMMON STOCK ( Cost - $5,214,715)			5,630,007

Catalyst/MAP Global Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	EXCHANGE TRADED FUNDS - 1.6%
	COMMODITY FUND - 1.6%
6,500	iShares Gold Trust (a)			$ 112,255
1,200	iShares Silver Trust (a)			40,176
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $152,207)			152,431

Par Value	BONDS & NOTES - 28.7%	Coupon Rate (%)	Maturity
	AUTO PARTS & EQUIPMENT - 2.7%
$ 244,000	American Axle & Manufacturing Inc.	5.250	2/11/2014	255,285

	BANKS - 0.8%
27,000	Ally Financial Inc.	7.000	1/15/2013	27,218
43,000	Ally Financial Inc.	7.250	12/15/2012	43,037
				70,255
	BUILDING MATERIALS - 0.5%
49,000	Lafarge North America Inc.	6.875	7/15/2013	50,531

	CHEMICALS - 0.4%
35,000	Ashland Inc.	8.800	11/15/2012	35,070

	DIVERSIFIED FINANCIAL SERVICES - 5.4%
37,000	Ford Motor Credit Co. LLC	6.520	3/10/2013	37,505
155,000	Ford Motor Credit Co. LLC	8.000	6/1/2014	171,211
120,000	International Lease Finance Corp.	5.875	5/1/2013	122,850
50,000	Sears Roebuck Acceptance Corp.	7.150	3/15/2013	49,062
50,000	Sears Roebuck Acceptance Corp.	7.500	12/15/2012	49,562
75,000	Springleaf Finance Corp.	5.375	10/1/2012	75,000
				505,190
	FOOD - 1.5%
65,000	Delhaize Group SA	5.875	2/1/2014	68,249
65,000	Smithfield Foods Inc.	7.750	5/15/2013	67,194
				135,443
	HOME BUILDERS - 0.3%
25,000	PulteGroup Inc.	6.250	2/15/2013	25,094

	IRON/STEEL - 1.3%
58,000	Commercial Metals Co.	5.625	11/15/2013	59,595
60,000	Steel Dynamics Inc.	7.375	11/1/2012	60,075
				119,670
	LEISURE TIME - 2.0%
62,000	Royal Caribbean Cruises Ltd.	6.875	12/1/2013	65,255
118,000	Royal Caribbean Cruises Ltd.	7.000	6/15/2013	121,835
				187,090

Catalyst/MAP Global Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Par Value				Value
	LODGING - 5.4%
$ 156,000	MGM Resorts International	5.875	2/27/2014	$ 163,215
95,000	MGM Resorts International	6.750	4/1/2013	96,425
225,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.875	11/1/2017	246,656
				506,296
	MACHINERY-DIVERSIFIED - 1.1%
100,000	Case New Holland Inc.	7.750	9/1/2013	105,000

	MEDIA - 1.1%
70,000	DISH DBS Corp.	7.000	10/1/2013	73,763
30,000	Scholastic Corp.	5.000	4/15/2013	29,925
				103,688
	PACKAGING & CONTAINERS - 0.3%
30,000	Rock-Tenn Co.	5.625	3/15/2013	30,525

	RETAIL - 1.9%
25,000	Dillard's Inc.	7.850	10/1/2012	25,000
145,000	New Albertsons Inc.	7.250	5/1/2013	146,813
				171,813
	TELECOMMUNICATIONS - 4.0%
169,000	Telecom Italia Capital SA	5.250	11/15/2013	174,160
192,000	Telefonica Emisiones SAU	5.855	2/4/2013	194,289
				368,449

	TOTAL BONDS & NOTES ( Cost - $2,649,203)			2,669,399

Shares	SHORT-TERM INVESTMENTS - 9.8%
	MONEY MARKET FUND - 9.8%
915,088	Fidelity Institutional Money Market Portfolio, Class I, 0.20% **			915,088
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $915,088)

	TOTAL INVESTMENTS - 100.6% ( Cost - $8,931,213) (c)			$ 9,366,925
	OTHER LIABILITIES LESS ASSETS - (0.6%)			(54,006)
	NET ASSETS - 100.0%			$ 9,312,919

Catalyst/MAP Global Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Contracts (b)		Expiration Date	Exercise Price	Value
	CALL OPTIONS WRITTEN * - (1.4%)
65	Brocade Communications Systems, Inc.	12/19/2013	$ 5.50	$ 4,875
18	Campbell Soup Co.	12/19/2013	35.00	1,350
35	Cisco Systems, Inc.	12/18/2014	22.00	4,060
20	Cisco Systems, Inc.	4/20/2013	18.00	4,100
30	Cisco Systems, Inc.	4/20/2013	19.00	4,440
15	eBay, Inc.	12/19/2013	35.00	21,705
25	IShares Gold Trust	10/20/2012	17.00	875
12	IShares Silver Trust	12/19/2013	40.00	564
10	Johnson & Johnson	12/19/2013	65.00	4,100
40	Marathon Oil Corp.	12/18/2014	30.00	14,400
15	Molson Coors Brewing Co	12/19/2013	40.00	8,595
12	Molson Coors Brewing Co	10/20/2012	45.00	900
11	Newmont Mining Corp.	12/18/2014	45.00	15,180
10	Newmont Mining Corp.	12/19/2013	50.00	7,350
10	Newmont Mining Corp.	12/19/2013	55.00	3,950
78	Novagold Resources Inc.	12/19/2013	10.00	780
21	Novartis Ag - ADR	10/20/2012	55.00	13,125
75	Tellabs Incorporated	12/19/2013	4.00	750
10	Total Fina Elf SA - ADR	12/19/2013	55.00	600
10	Total Fina Elf SA - ADR	12/19/2013	57.50	270
33	Vodafone Group PLC - ADR	12/19/2013	30.00	1,650
12	Wal Mart Stores, Inc.	12/19/2013	62.50	13,860
524	Wendy's Co.	12/19/2013	5.00	5,240
	TOTAL CALL OPTIONS WRITTEN (Proceeds $132,587)			132,719

* Non-income producing security.
** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
ADR American Depositary Receipt.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One Contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $8,806,120 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 649,348
			Unrealized depreciation	(221,262)
			Net unrealized appreciation	$ 428,086

Catalyst/MAP Global Total Return Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

As of September 30, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
AUSTRALIA				2.0%
BELGIUM				0.7%
BRITAIN				5.7%
CANADA				2.3%
FRANCE				5.9%
LIBERIA				2.0%
LUXEMBOURG				1.9%
MALAYSIA				4.2%
MEXICO				0.7%
NETHERLANDS				2.7%
NORWAY				1.3%
SINGAPORE				2.6%
SOUTH AFRICA				2.7%
SPAIN				2.1%
SWITZERLAND				2.6%
THAILAND				5.3%
UNITED STATES				46.1%
	Total Debt & Equity Holdings			90.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst/CP Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares			Value

	COMMON STOCK - 99.7%
	AEROSPACE/DEFENSE - 4.0%
14,500	Raytheon Co.		$ 828,820

	BEVERAGES - 4.1%
15,000	Beam Inc.		863,100

	CHEMICALS - 8.0%
12,440	Ecolab Inc.		806,237
7,630	PPG Industries Inc.		876,229
			1,682,466
	COMMERCIAL SERVICES - 5.4%
2,500	Mastercard Inc. - Cl. A		1,128,700

	COMPUTERS - 4.3%
12,000	Teradata Corp. *		904,920

	FOOD - 4.1%
12,000	Hershey Co./The		850,680

	HEALTHCARE-PRODUCTS - 4.7%
2,000	Intuitive Surgical Inc. *		991,260

	HOME BUILDERS - 4.6%
28,680	Toll Brothers Inc. *		953,036

	HOUSEHOLD PRODUCTS/WARES - 4.5%
11,000	Kimberly-Clark Corp.		943,580

	INSURANCE - 3.9%
12,000	Travelers Cos Inc./The		819,120

	INTERNET - 13.3%
21,600	eBay Inc. *		1,045,656
30,000	Expedia Inc.		1,735,200
			2,780,856
	PHARMACEUTICALS - 13.3%
16,000	GlaxoSmithKline PLC - ADR		739,840
68,000	Isis Pharmaceuticals Inc. *		956,760
12,640	Watson Pharmaceuticals Inc. *		1,076,422
			2,773,022

Catalyst/CP Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	RETAIL - 17.6%
47,000	Fifth & Pacific Cos Inc. *		$ 600,660
18,000	Home Depot Inc./The		1,086,660
27,000	Macy's Inc.		1,015,740
10,470	PVH Corp.		981,248
			3,684,308
	SOFTWARE - 4.7%
22,000	Fair Isaac Corp.		973,720

	TELECOMMUNICATIONS - 3.2%
16,500	CenturyLink Inc.		666,600

	TOTAL COMMON STOCK ( Cost - $18,240,340)		20,844,188

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
92,811	Federated Treasury Obligations Fund, 0.01%**		92,811
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $92,811)

	TOTAL INVESTMENTS - 100.1% ( Cost - $18,333,151) (a)		$ 20,936,999
	OTHER LIABILITIES LESS ASSETS - (0.1%)		(29,288)
	NET ASSETS - 100.0%		$ 20,907,710

* Non-income producing security.
** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
ADR American Depositary Receipt.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $18,333,151 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 2,682,512
		Unrealized depreciation	(78,664)
		Net unrealized appreciation	$ 2,603,848

As of September 30, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
BRITAIN			3.5%
UNITED STATES			96.2%
	Total Equity Holdings		99.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares			Value

	COMMON STOCK - 85.4%
	ADVERTISING - 1.1%
10,773	Valuevision Media Inc. *		$ 25,317

	AEROSPACE/DEFENSE - 5.8%
2,327	AAR Corp.		38,209
2,070	Ducommun Inc. *		28,152
693	Kaman Corp.		24,851
6,325	Kratos Defense & Security Solutions Inc. *		36,938
			128,150
	AIRLINES - 1.4%
1,635	United Continental Holdings Inc. *		31,882

	BANKS - 1.4%
530	Access National Corp. (a)		7,240
2,240	First M&F Corp.		16,621
338	OmniAmerican Bancorp Inc. * (a)		7,683
			31,544
	BIOTECHNOLOGY - 4.2%
3,278	Biotime Inc. * (a)		13,768
3,055	CytRx Corp. *		11,090
4,806	Halozyme Therapeutics Inc. *		36,333
8,837	Sequenom Inc. *		31,195
			92,386
	CHEMICALS - 0.6%
1,047	Valhi Inc.		12,773

	COMMERCIAL SERVICES - 0.7%
651	Valassis Communications Inc. *		16,073

	COMPUTERS - 6.9%
3,898	Acorn Energy Inc. (a)		34,770
753	Agilysys Inc. * (a)		6,476
27,665	Dot Hill Systems Corp. *		29,602
4,169	Maxwell Technologies Inc. *		33,852
4,637	Rimage Corp.		31,300
1,993	Silicon Graphics International Corp. * (a)		18,136
			154,136
	DISTRIBUTION/WHOLESALE - 1.9%
15,242	Navarre Corp. *		23,778
8,105	School Specialty Inc. *		18,641
			42,419
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
4,001	Ladenburg Thalmann Financial Services Inc. *		5,281

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	ELECTRIC - 1.1%
2,252	AES Corp/The *		$ 24,704

	ELECTRICAL COMPO&EQUIP - 0.5%
3,700	Ultralife Corp. *		11,507

	ELECTRONICS - 2.4%
2,444	Kemet Corp. *		10,754
1,866	Methode Electronics Inc.		18,119
7,694	SMTC Corp. *		23,390
			52,263
	ENGINEERING&CONSTRUCTION - 2.2%
2,239	McDermott International Inc. *		27,361
857	VSE Corp.		20,988
			48,349
	ENTERTAINMENT - 1.6%
2,853	Pinnacle Entertainment Inc. *		34,949

	FOOD - 1.2%
1,349	Smithfield Foods Inc. *		26,508

	HEALTHCARE-PRODUCTS - 3.5%
5,112	BioMimetic Therapeutics Inc. * (a)		21,010
13,926	Delcath Systems Inc. *		22,560
894	Quidel Corp. *		16,923
1,230	Spectranetics Corp. *		18,142
			78,635
	INSURANCE - 4.1%
190	Erie Indemnity Co. (a)		12,211
1,377	Independence Holding Co.		13,866
25,866	MGIC Investment Corp. *		39,575
824	Phoenix Cos Inc./The *		25,272
			90,924
	INVESTMENT COMPANIES - 0.9%
1,596	MVC Capital Inc. (a)		20,429

	LEISURE TIME - 1.5%
13,092	Nautilus Inc. *		34,301

	MACHINERY-DIVERSIFIED - 0.7%
647	Hurco Cos Inc. *		14,803

	MEDIA - 1.5%
16,744	Emmis Communications Corp. *		33,655

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	METAL FABRICATE/HARDWARE - 1.5%
1,974	Olympic Steel Inc.		$ 33,321

	MINING - 0.7%
5,900	Paramount Gold and Silver Corp. *		15,694

	MISCELLANEOUS MANUFACTUR - 1.4%
841	EnPro Industries Inc. *		30,284

	OFFICE/BUSINESS EQUIP - 0.7%
1,111	Pitney Bowes Inc. (a)		15,354

	OIL&GAS - 11.3%
1,110	Bill Barrett Corp. *		27,495
1,286	Bonanza Creek Energy Inc. * (a)		30,298
261	EV Energy Partner LP (a)		16,213
6,062	Hercules Offshore Inc. *		29,583
336	Hess Corp.		18,050
2,007	Matador Resources Co. * (a)		20,853
886	Panhandle Oil and Gas Inc.		27,174
1,358	Penn Virginia Corp. (a)		8,420
23,375	Samson Oil & Gas Ltd. *		24,076
1,142	Swift Energy Co. *		23,845
1,334	W&T Offshore Inc.		25,053
			251,060
	OIL&GAS SERVICES - 3.7%
2,675	Basic Energy Services Inc. *		30,014
2,952	Pioneer Energy Services Corp. * (a)		22,996
4,762	TETRA Technologies Inc. *		28,810
			81,820
	PHARMACEUTICALS - 3.0%
704	Endo Health Solutions Inc. *		22,331
6,735	Keryx Biopharmaceuticals Inc. *		18,993
6,191	Opko Health Inc. *		25,878
			67,202
	REITS - 4.1%
629	American Realty Capital Trust Inc. (a)		7,378
6,628	FelCor Lodging Trust Inc. *		31,417
2,766	Parkway Properties Inc. (a)		36,981
925	STAG Industrial Inc. (a)		15,041
			90,817

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	RETAIL - 6.1%
37,920	Cosi Inc. *		$ 29,198
11,325	Pacific Sunwear of California Inc. *		28,313
9,502	RadioShack Corp.		22,615
16,466	Sport Chalet Inc. *		26,181
3,266	Star Gas Partners LP		14,109
594	Vera Bradley Inc. * (a)		14,167
			134,583
	SAVINGS&LOANS - 0.4%
891	Pacific Premier Bancorp Inc. *		8,509

	SEMICONDUCTORS - 1.2%
1,536	International Rectifier Corp. *		25,636

	SOFTWARE - 3.2%
244	Computer Programs & Systems Inc.		13,554
1,068	Geeknet Inc. * (a)		20,666
8,886	Innodata Inc. *		35,988
			70,208
	TELECOMMUNICATIONS - 2.3%
8,502	Novatel Wireless Inc. *		16,834
3,310	Windstream Corp.		33,464
			50,298
	TRUCKING&LEASING - 0.4%
2,319	General Finance Corp. *		9,392

	TOTAL COMMON STOCK ( Cost - $1,803,539)		1,895,166

	SHORT-TERM INVESTMENTS - 16.4%
	MONEY MARKET FUND - 16.4%
364,686	Fidelity Institutional Money Market Portfolio, Class I, 0.20% **		364,686
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $364,686)

	TOTAL INVESTMENTS - 101.8% ( Cost - $2,168,225) (b)		$ 2,259,852
	OTHER LIABILITIES LESS ASSETS - (1.8%)		(39,933)
	NET ASSETS - 100.0%		$ 2,219,919

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	SECURITIES SOLD SHORT - (41.6%)
	AEROSPACE/DEFENSE - (0.8%)
720	CPI Aerostructures Inc. *		$ 7,805
149	L-3 Communications Holdings Inc.		10,685
			18,490
	AUTO PARTS & EQUIPMENT - (0.4%)
311	Dorman Products Inc. *		9,800

	BANKS - (0.6%)
295	Cass Information Systems Inc. *		12,381

	BUILDING MATERIALS - (0.4%)
217	Universal Forest Products Inc. *		9,014

	CHEMICALS - (0.4%)
58	Sherwin-Williams Co./The *		8,637

	COMMERCIAL SERVICES - (3.7%)
202	Advisory Board Co./The *		9,662
60	Alliance Data Systems Corp. *		8,517
327	ExlService Holdings Inc. *		9,647
217	FleetCor Technologies Inc. *		9,722
223	Gartner Inc. *		10,278
909	Intersections Inc. *		9,581
328	Monro Muffler Brake Inc. *		11,542
175	WEX Inc. *		12,201
			81,150
	COMPUTERS - (2.0%)
410	EMC Corp. *		11,181
636	Insight Enterprises Inc. *		11,117
186	Syntel Inc. *		11,608
154	Teradata Corp. *		11,613
			45,519
	DIVERSIFIED COMMERCIAL SERVICES - (0.4%)
309	MarketAxess Holdings Inc. *		9,764

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.6%)
347	AMETEK Inc. *		12,301

	ELECTRONICS - (1.0%)
314	Measurement Specialties Inc. *		10,356
145	OSI Systems Inc. *		11,287
			21,643

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	ENVIRONMENTAL CONTROL - (1.1%)
132	Clean Harbors Inc. *		$ 6,448
117	Stericycle Inc. *		10,591
256	Waste Connections Inc. *		7,744
			24,783
	FOOD - (0.9%)
1	Hillshire Brands Co. *		21
207	Sanderson Farms Inc. *		9,185
167	United Natural Foods Inc. *		9,761
			18,967
	HAND/MACHINE TOOLS - (0.5%)
1,157	Hardinge Inc. *		11,859

	HEALTHCARE-PRODUCTS - (4.0%)
313	Abaxis Inc. *		11,243
341	Align Technology Inc. *		12,607
358	Cantel Medical Corp. *		9,695
112	Edwards Lifesciences Corp. *		12,025
709	Exactech Inc. *		12,641
150	Haemonetics Corp. *		12,030
417	Hologic Inc. *		8,440
267	Patterson Cos Inc. *		9,142
			87,823
	HEALTHCARE-SERVICES - (1.4%)
93	Air Methods Corp. *		11,101
289	Molina Healthcare Inc. *		7,268
440	US Physical Therapy Inc. *		12,157
			30,526
	HOME BUILDERS - (0.4%)
254	Toll Brothers Inc. *		8,440

	INTERNET - (1.8%)
599	Cogent Communications Group Inc. *		13,771
190	Liquidity Services Inc. *		9,540
290	Zillow Inc. - Cl. A *		12,232
1,558	Zynga Inc. - Cl. A *		4,425
			39,968
	LODGING - (0.5%)
205	Wyndham Worldwide Corp. *		10,758

	MACHINERY-CONSTRUCTION & MINING - (0.5%)
351	Astec Industries Inc. *		11,095

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	MACHINERY-DIVERSIFIED - (0.9%)
143	Nordson Corp. *		$ 8,383
144	Wabtec Corp. *		11,562
			19,945
	MEDIA - (1.3%)
811	EW Scripps Co. *		8,637
148	Liberty Global Inc. *		8,991
169	Scripps Networks Interactive Inc. *		10,348
			27,976
	MISCELLANEOUS MANUFACTURING - (0.4%)
105	Parker Hannifin Corp. *		8,776

	OIL & GAS - (1.0%)
289	HollyFrontier Corp. *		11,927
2,532	Royale Energy Inc. *		10,229
			22,156
	OIL & GAS SERVICES - (0.8%)
191	FMC Technologies Inc. *		8,843
1,340	TGC Industries Inc. *		9,648
			18,491
	PACKAGING & CONTAINERS - (1.0%)
326	Packaging Corp. of America *		11,834
556	UFP Technologies Inc. *		9,780
			21,614
	PHARMACEUTICALS - (0.3%)
1,341	Sciclone Pharmaceuticals Inc. *		7,443

	PIPELINES - (0.5%)
238	Buckeye Partners LP *		11,417

	REITS - (1.2%)
121	Equity Residential *		6,961
258	HCP Inc. *		11,476
135	Macerich Co./The *		7,726
			26,163
	RETAIL - (4.7%)
387	Asbury Automotive Group Inc. *		10,817
705	Barnes & Noble Inc. *		9,010
200	Bon-Ton Stores Inc./The *		1,900
97	Buffalo Wild Wings Inc. *		8,317
465	Chico's FAS Inc. *		8,421
81	Costco Wholesale Corp. *		8,110
151	Dollar Tree Inc. *		7,290
300	Frisch's Restaurants Inc. *		5,955
222	Kohl's Corp. *		11,371

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	RETAIL - (4.7%) (continued)
137	PetSmart Inc. *		$ 9,450
769	Saks Inc. *		7,928
127	Target Corp. *		8,061
174	TJX Cos Inc. *		7,793
			104,423
	SEMICONDUCTORS - (2.5%)
410	ATMI Inc. *		7,614
335	Broadcom Corp. *		11,584
436	MKS Instruments Inc. *		11,114
307	Power Integrations Inc. *		9,342
339	Semtech Corp. *		8,526
289	Skyworks Solutions Inc. *		6,810
			54,990
	SOFTWARE - (3.8%)
497	Aspen Technology Inc. *		12,842
287	Blackbaud Inc. *		6,865
414	Bottomline Technologies Inc. *		10,222
101	Cerner Corp. *		7,818
588	Omnicell Inc. *		8,173
653	QAD Inc. *		8,868
149	Red Hat Inc. *		8,484
60	Salesforce.com Inc. *		9,161
405	Tangoe Inc. *		5,318
270	Verint Systems Inc. *		7,409
			85,160
	TELECOMMUNICATIONS - (1.3%)
132	Crown Castle International Corp. *		8,461
203	Preformed Line Products Co. *		11,025
499	Tessco Technologies Inc. *		10,564
			30,050
	TRANSPORTATION - (0.5%)
150	Kansas City Southern *		11,367

	TOTAL SECURITIES SOLD SHORT (Proceeds $901,857)		$ 922,889

* Non-income producing security.
** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
(a) All or a portion of this security is segregated as collateral for securities sold short.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and call options written, is $1,266,161 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 188,418
		Unrealized depreciation	(117,616)
		Net unrealized appreciation	$ 70,802

Catalyst Insider Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

As of September 30, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage	Sold Long Percentage
AUSTRALIA		-	1.1%
CANADA		-	1.1%
UNITED STATES		-41.6%	83.2%
	Total Equity Holdings	-41.6%	85.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst Event Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares				Value
	COMMON STOCK - 88.4%
	BEVERAGES - 1.3%
3,100	Peet's Coffee & Tea Inc. *			$ 227,354

	CHEMICALS - 0.2%
780	TPC Group Inc. *			31,832

	COMMERCIAL SERVICES - 1.2%
7,500	Hertz Global Holdings Inc. *			102,975
35,000	Odyssey Marine Exploration Inc. *			110,600
				213,575
	COMPUTERS - 1.9%
163,300	Computer Horizons Corp. *			8,655
35,000	OCZ Technology Group Inc. *			121,450
80,160	Overland Storage Inc. *			137,875
10,000	Research In Motion Limited *			75,000
50,000	StorageNetworks Inc. * #			0
				342,980
	DIVERSIFIED FINAN SERV - 1.6%
5,000	American Express Co.			284,300

	ELECTRIC - 2.5%
35,000	Genie Energy Ltd.			250,950
82,236	GenOn Energy Inc. *			208,057
				459,007
	ELECTRONICS - 5.5%
17,500	Tyco International Ltd.			984,550

	ENERGY-ALTERNATE SOURCES - 1.0%
86,642	Lightbridge Corp. *			175,017

	ENGINEERING&CONSTRUCTION - 3.0%
12,300	Shaw Group Inc./The *			536,526

	FOOD - 5.2%
7,133	Kraft Foods Group Inc. *			318,488
15,000	Mondelez International			620,250
				938,738
	HEALTHCARE-PRODUCTS - 0.5%
25,000	Merge Healthcare Inc. *			95,750
40,000	American Medical Alert Corp. * #			40
				95,790
	HEALTHCARE-SERVICES - 1.6%
20,000	Sunrise Senior Living Inc. *			285,400

Catalyst Event Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	INSURANCE - 4.5%
26,085	CNO Financial Group Inc.			$ 251,720
46,669	Flagstone Reinsurance Holdings SA			400,887
15,000	MBIA Inc. *			151,950
				804,557
	INTERNET - 1.5%
12,500	Liberty Interactive Corp. *			231,250
625	Liberty Ventures *			31,025
				262,275
	MACHINERY-DIVERSIFIED - 2.8%
4,000	NACCO Industries Inc.			501,640

	MINING - 11.2%
25,000	African Barrick Gold PLC			179,555
5,480	Barrick Gold Corp.			228,845
67,567	CGA Mining Ltd. *			195,717
150,000	Crocodile Gold Corp. *			61,592
250,000	High River Gold Mines Ltd. *			353,694
75,000	IC Potash Corp. *			64,526
100,000	Inter-Citic Minerals Inc. *			199,970
40,000	Talison Lithium Ltd. *			263,238
67,000	US Silver & Gold Inc. *			162,069
100,000	Xstrata PLC			302,000
				2,011,206
	MISCELLANEOUS MANUFACTURING - 9.4%
45,000	Cooper Industries PLC			1,688,850

	OIL & GAS - 12.7%
500,000	Dejour Energy Inc. *			112,500
19,320	Halcon Resources Corp. *			141,616
50,000	Ithaca Energy Inc. *			98,079
20,300	Nexen Inc.			514,402
17,639	Storm Resources Ltd. *			28,146
30,000	Sunoco Inc.			1,404,900
				2,299,643
	OIL & GAS SERVICES - 1.2%
5,000	ShawCor Ltd.			216,841

	PHARMACEUTICALS - 1.3%
5,600	Medicis Pharmaceutical Corp.			242,312

	REITS - 1.3%
12,284	American Realty Capital Trust Inc.			144,091
5,000	General Growth Properties Inc.			97,400
				241,491
Catalyst Event Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	RETAIL - 8.1%
35,000	Collective Brands Inc. *			$ 759,850
5,000	CVS Caremark Corp.			242,100
7,500	Douglas Holding AG			340,601
10,000	RONA Inc.			111,902
				1,454,453
	SAVINGS & LOANS - 3.3%
16,454	Beacon Federal Bancorp Inc.			338,294
19,256	New England Bancshares Inc.			263,615
				601,909
	SEMICONDUCTORS - 0.8%
48,397	Ramtron International Corp. *			149,063

	SOFTWARE - 4.8%
15,000	Ariba Inc. *			672,000
40,000	CDC Corp. *			202,800
				874,800

	TOTAL COMMON STOCK ( Cost - $16,047,730)			15,924,109

	STOCK RIGHTS - 1.0%
	INTERNET - 0.0%
209	Liberty Ventures *			2,830

	PHARMACEUTICALS - 1.0%
110,000	Sanofi *			184,800
	TOTAL STOCK RIGHTS (Cost - $154,638)			187,630

	EXCHANGE TRADED FUNDS - 7.0%
	EQUITY FUND - 7.0%
17,500	iPath S&P 500 VIX Short-Term Futures ETN			157,675
31,000	UltraShort S&P 500 ProShares *			422,530
5,000	SPDR Dow Jones Industrial Average ETF Trust			670,250
23	Utilities HOLDRs Trust			2,597
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,966,789)			1,253,052

	PREFERRED STOCK - 0.0%
	REITS - 0.0%
100	Capital Automotive REIT 6.75%			1,950
	TOTAL PREFERRED STOCK ( Cost - $2,511)			1,950

	CONVERTIBLE PREFERRED STOCK - 1.0%
	TELECOMMUNICATIONS - 1.0%
300	Lucent Technologies Capital Trust I 7.75%			174,000
	TOTAL CONVERTIBLE PREFERRED STOCK ( Cost - $166,990)			174,000
Catalyst Event Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	WARRANTS - 0.9%	Expiration Date	Exercise Price
	PIPELINES - 0.9%
48,001	Kinder Morgan Inc. *	10/15/2016	$ 40.00	$ 167,523
	TOTAL WARRANTS ( Cost - $146,089)			167,523

Par Value	BONDS & NOTES - 0.3%	Coupon Rate (%)	Maturity	Value
	BANKS - 0.3%
$ 1,594,000	Bank of New England Corp. **	8.75	4/1/1999	55,790
	TOTAL BONDS & NOTES ( Cost - $0)			55,790

Contracts(a)	PUT OPTIONS - 0.1%	Expiration Date	Exercise Price
150	Hertz Global Holdings Inc. *	10/20/12	$ 15.00	2,250
50	Mondelez International *	10/20/12	40.00	8,550
150	TIVO INC *	10/20/12	10.00	8,250
	TOTAL OPTIONS ( Cost - $19,759)			19,050

Shares	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
422,761	Fidelity Institutional Money Market Portfolio, Class I, 0.20% ***			422,761
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $422,761)			422,761

	TOTAL INVESTMENTS - 110.4% ( Cost - $18,927,267) (b)			$18,205,865
	OTHER LIABILITIES LESS ASSETS - (10.4%)			(1,872,197)
	NET ASSETS - 100.0%			$18,022,518

	COMMON STOCK SOLD SHORT - (23.9%)
	BANKS - (1.6%)
4,965	Capital One Financial Corp. *			283,055

	ENGINEERING&CONSTRUCTION - (0.3%)
1,288	Chicago Bridge & Iron Co. NV *			49,060

	LODGING - (0.6%)
10,000	MGM Resorts International *			107,500

	MINING - (2.7%)
50,000	B2GOLD CORP *			200,224
5,000	Goldcorp Inc. *			229,250
100,000	Petaquilla Minerals Ltd. *			64,539
				494,013
	MISCELLANEOUS MANUFACTURING - (5.6%)
17,432	Eaton Corp.			823,836
4,200	Pentair Ltd. *			186,942
				1,010,778
Catalyst Event Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares				Value
	OIL & GAS - (3.5%)
52,975	Venoco Inc. *			629,343

	PIPELINES - (2.0%)
8,300	Energy Transfer Partners LP			353,331

	RETAIL - (2.7%)
13,192	Walgreen Co.			480,716

	SAVINGS & LOANS - (2.8%)
15,440	Berkshire Hills Bancorp Inc.			353,267
10,800	United Financial Bancorp Inc.			156,276
				509,543
	SOFTWARE - (2.2%)
12,500	Oracle Corp.			393,625

	TOTAL COMMON STOCK SOLD SHORT (Cost $4,065,943)			4,310,964

	EXCHANGE TRADED FUNDS SOLD SHORT - (8.3%)
	EQUITY FUND - (8.3%)
11,450	Consumer Staples Select Sector SPDR Fund			410,254
7,500	SPDR S&P 500 ETF Trust			1,079,475
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (COST $1,416,939)			1,489,729

Contracts(a)	CALL OPTIONS WRITTEN * - (0.4%)	Expiration Date	Exercise Price
100	Nexen Inc.	12/22/2012	$ 22.00	9,500
100	NRG Energy Inc.	12/22/2012	17.00	45,000
75	SPDR S&P 500 ETF Trust	9/28/2012	143.00	12,825
150	TIVO Inc.	10/20/2012	10.00	2,250
	TOTAL WRITTEN CALL OPTIONS (Premiums $57,287)			69,575

* Non-income producing security.
** Represents issuer in default on interest payments; non-income producing security.
*** Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
ADR American Depositary Receipt
(a) Each contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and call options written, is $13,746,727 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 963,254
			Unrealized depreciation	(2,014,755)
			Net unrealized depreciation	$ (1,051,501)

Catalyst Event Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012

As of September 30, 2012, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Sold Short Percentage	Long Percentage
AUSTRALIA			-	2.6%
BRITAIN			-	1.0%
CANADA			-2.7%	12.4%
FRANCE			-	1.0%
GERMANY			-	1.9%
HONG KONG			-	1.1%
LUXEMBOURG			-	2.2%
NETHERLANDS			-0.3%	-
SWITZERLAND			-1.0%	7.1%
UNITED STATES			-28.1%	69.4%
	Total Debt & Equity Holdings		-32.1%	98.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

Catalyst Lyons Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012
Shares			Value

	COMMON STOCK - 95.7%
	AGRICULTURE - 3.4%
983	Lorillard Inc.		$ 114,470

	APPAREL - 3.6%
2,216	Coach Inc.		124,140

	COMMERCIAL SERVICES - 12.1%
2,258	Automatic Data Processing Inc.		132,454
3,387	Moody's Corp.		149,604
3,974	Paychex Inc.		132,294
			414,352
	COMPUTERS - 3.5%
6,916	Hewlett-Packard Co.		117,987

	FOOD - 3.8%
3,763	Campbell Soup Co.		131,028

	MACHINERY-DIVERSIFIED - 3.6%
1,324	Cummins Inc.		122,086

	MEDIA - 4.3%
2,695	McGraw-Hill Cos Inc./The		147,120

	MINING - 4.3%
3,696	Freeport-McMoRan Copper & Gold Inc.		146,288

	MISCELLANEOUS MANUFACTURING - 4.0%
1,639	Parker Hannifin Corp.		136,988

	OIL & GAS - 4.3%
2,675	Marathon Petroleum Corp.		146,028

	PHARMACEUTICALS - 7.7%
3,744	Bristol-Myers Squibb Co.		126,360
2,918	Eli Lilly & Co.		138,342
			264,702
	RETAIL - 4.3%
4,146	Gap Inc./The		148,344

Catalyst Lyons Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2012
Shares			Value
	SEMICONDUCTORS - 25.6%
3,350	Analog Devices Inc.		$ 131,287
11,202	Applied Materials Inc.		125,070
5,035	Intel Corp.		114,194
2,542	KLA-Tencor Corp.		121,266
4,016	Linear Technology Corp.		127,910
4,867	Maxim Integrated Products Inc.		129,570
3,832	Xilinx Inc.		128,027
			877,324
	SOFTWARE - 3.7%
4,202	Microsoft Corp.		125,136

	TELECOMMUNICATIONS - 4.0%
7,134	Cisco Systems Inc.		136,188

	TRANSPORTATION - 3.5%
1,685	United Parcel Service Inc. - Cl. B		120,595

	TOTAL COMMON STOCK ( Cost - $3,204,992)		3,272,776

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
137,680	Fidelity Institutional Money Market Portfolio, Class I, 0.20% *		137,680
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $137,680)

	TOTAL INVESTMENTS - 99.7% ( Cost - $3,342,672) (a)		3,410,456
	OTHER ASSETS LESS LIABILITIES - 0.3%		11,757
	NET ASSETS - 100.0%		3,422,213

* Rate shown represents the rate at September 30, 2012, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,342,672 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 138,138
		Unrealized depreciation	(70,354)
		Net unrealized appreciation	$ 67,784

As of September 30, 2012, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			95.7%
	Total Equity Holdings		95.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2012.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2012

The following is a summary of significant accounting policies consistently followed by the Catalyst Value Fund (“Value Fund”), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst Strategic Insider Fund ("Strategic Insider Fund"), Catalyst Large Cap Value Fund (“Large Cap Value Fund”), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”), Catalyst/CP Core Equity Fund (“Core Equity Fund”), Catalyst Insider Long/Short Fund ("Insider Long/Short Fund"), Catalyst Event Arbitrage Fund ("Event Arbitrage Fund"), Catalyst/Lyons Tactical Allocation Fund ("Tactical Allocation Fund") (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2012:

Assets *		High Income	Total Return	Growth of	Strategic
Level 1	Value Fund	Fund	Income Fund	Income Fund	Insider Fund
Common Stock	$ 44,309,613	$ -	$ 24,994,074	$ 13,869,350	$ 4,226,992
Warrants	$ 3,437,455	$ -	$ -	$ -	$ -
Total Level 1	$ 47,747,068	$ -	$ 24,994,074	$ 13,869,350	$ 4,226,992

Level 2
Convertible Bonds	$ -	$ 7,819,905	$ 2,388,535	$ -	$ -
Bonds & Notes	$ -	$ 110,716,361	$ 24,955,841	$ -	$ -
Warrants	$ 1,181,747	$ -	$ -	$ -	$ -
Short-Term Investments	$ 318,758	$ 16,020,759	$ 3,264,941	$ 265,723	$ 183,888
Total Level 2	$ 1,500,505	$ 134,557,025	$ 30,609,317	$ 265,723	$ 183,888
Total Assets	$ 49,247,573	$ 134,557,025	$ 55,603,391	$ 14,135,073	$ 4,410,880

Assets *	Large Cap	Global Capital	Global Total Return	Core Equity	Insider Long/
Level 1	Value Fund	Appreciation Fund	Income Fund	Fund	Short Fund
Common Stock	$ 499,528	$ 6,559,416	$ 5,630,007	$ 20,844,188	$ 1,895,166
Exchange Traded Funds	$ -	$ 173,049	$ 152,431	$ -	$ -
Total Level 1	$ 499,528	$ 6,732,465	$ 5,782,438	$ 20,844,188	$ 1,895,166

Level 2
Bonds & Notes	$ -	$ -	$ 2,669,399	$ -	$ -
Stock Rights	$ -	$ -	$ -	$ -	$ -
Short-Term Investments	$ 12,649	$ 623,195	$ 915,088	$ 92,811	$ 364,686
Total Level 2	$ 12,649	$ 623,195	$ 3,584,487	$ 92,811	$ 364,686
Total Assets	$ 512,177	$ 7,355,660	$ 9,366,925	$ 20,936,999	$ 2,259,852
*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
September 30, 2012

Assets *	Event Arbitrage	Tactical
Level 1	Fund	Allocation Fund
Common Stock	$ 17,612,959	$ 3,272,776
Exchange Traded Funds	$ 1,253,052	$ -
Warrants	$ 167,523	$ -
Put Options	$ 19,050	$ -
Total Level 1	$ 19,052,584	$ 3,272,776

Level 2
Stock Rights	$ 187,630	$ -
Convertible Preferred Stock	$ 174,000	$ -
Preferred Stock	$ 1,950	$ -
Bonds & Notes	$ 55,790	$ -
Short-Term Investments	$ 422,761	$ 137,680
Total Level 2	$ 842,131	$ 137,680
Total Assets	$ 19,894,715	$ 3,410,456
*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund

Beginning balance June 30, 2012	$ -	$ -
Total realized gain/(loss)	-	-
Change in unrealized depreciation	-	-
Cost of purchases	-	-
Proceeds from sales	-	-
Net transfers in/(out) of Level 3	-	-
Ending balance September 30, 2012	$ -	$ -

Level 3 assets represent 0.00% and 0.00% of the High Income Fund and Total Return Income Fund respectively.  Level 3 assets, Trump Entertainmnent Resorts Inc., were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts Inc.	$ 0	Bankruptcy	No Public Market
Total Fair Value Securities	$ 0

Fair value securities as a percent of Net Assets 0.00%

Liabilities *	Total Return	Strategic	Global Capital	Global Total Return	Insider Long/
Level 1	Income Fund	Insider Fund	Appreciation Fund	Income Fund	Short Fund
Common Stock Sold Short	$ -	$ 488,335	$ -	$ -	$ 922,889
Total Level 1	$ -	$ 488,335	$ -	$ -	$ 922,889

Level 2
Call Options Written	$ 50,826	$ 212,814	$ 81,701	$ 132,719	$ -
Total Level 2	$ 50,826	$ 212,814	$ 81,701	$ 132,719	$ -
Total Liabilities	$ 50,826	$ 701,149	$ 81,701	$ 132,719	$ 922,889

Liabilities *	Event
Level 1	Arbitrage Fund
Common Stock Sold Short	$ 4,310,964
Exchange Traded Funds Sold Short	$ 1,489,729
Total Level 1	$ 5,800,693

Level 2
Call Options Written	$ 69,575
Total Level 2	$ 69,575
Total Liabilities	$ 5,870,268

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
September 30, 2012

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utitlized by the Funds as of September 30, 2012 categorized by risk exposure:

Call options Written on Equity Securities:
Fund	Unrealized
Total Return Income Fund	$ 13,267
Strategic Insider Fund	(40,351)
Global Capital Appreciation Fund	17,883
Global Total Return Income Fund	(132)
Event Arbitrage Fund	(12,288)

Purchased options on Equity Securities:
Fund	Unrealized
Event Arbitrage Fund	$ (709)

The amounts of derivative instruments disclosed on the Consolidated Portfolio of Investments at September 30, 2012 is a reflection of the volume of derivative activity for the Funds.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
September 30, 2012

A summary of option contracts written for the three months ended September 30, 2012 were as follows:

	Total Return Income Fund		Strategic Insider Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	1,459	$ 64,093	645	$ 237,411
Options written			436	172,463
Options covered			(645)	(237,411)
Options exercised
Options expired
Options outstanding end of period	1,459	$ 64,093	436	$ 172,463

	Global Capital Appreciation Fund		Global Total Return Income Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	710	$ 98,489	1,100	$ 116,837
Options written	119	18,951	101	22,006
Options covered
Options exercised	(39)	(7,780)	(110)	(6,256)
Options expired	(165)	(10,076)
Options outstanding end of period	625	$ 99,584	1,091	$ 132,587

Event Arbitrage Fund
Call Options
	Number of Options *	Option Premiums
Options outstanding beginning of period	-	$ -
Options written	1,507	140,091
Options covered	(304)	(33,491)
Options exercised	(288)	(19,858)
Options expired	(490)	(29,455)
Options outstanding end of period	425	$ 57,287
* One option contract is equivalent to one hundred shares of common stock

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 29, 2012

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 29, 2012